American Century Investments®
Quarterly Portfolio Holdings
Global Real Estate Fund
January 31, 2021

Global Real Estate - Schedule of Investments
JANUARY 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.2%
Australia — 6.8%
Charter Hall Group	202,610	2,102,344
Goodman Group	171,601	2,312,811
Scentre Group	507,464	1,051,501
Stockland	584,735	1,979,006
		7,445,662
Belgium — 0.9%
VGP NV	6,318	1,036,089
Canada — 1.8%
Chartwell Retirement Residences	84,094	703,003
Tricon Residential, Inc.	66,423	633,713
West Fraser Timber Co. Ltd.(1)	10,089	646,485
		1,983,201
China — 5.2%
Country Garden Services Holdings Co. Ltd.	118,000	961,206
Ever Sunshine Lifestyle Services Group Ltd.	646,000	1,854,179
GDS Holdings Ltd., ADR(2)	28,011	2,900,819
		5,716,204
France — 1.7%
Gecina SA	7,421	1,058,220
Klepierre SA(1)	35,425	852,495
		1,910,715
Germany — 0.9%
Aroundtown SA	146,326	1,017,876
Hong Kong — 3.1%
ESR Cayman Ltd.(2)	429,600	1,533,025
Link REIT	210,500	1,855,390
		3,388,415
India — 0.5%
Embassy Office Parks REIT	114,600	550,381
Japan — 8.0%
Invesco Office J-Reit, Inc.	4,594	669,078
Invincible Investment Corp.	4,811	1,610,575
Mitsui Fudosan Logistics Park, Inc.	266	1,330,492
Open House Co. Ltd.	45,900	1,854,941
Orix JREIT, Inc.	946	1,586,191
SOSiLA Logistics REIT, Inc.	1,438	1,767,984
		8,819,261
Singapore — 3.1%
Mapletree Commercial Trust	1,150,500	1,792,130
Mapletree Industrial Trust	419,100	906,190
Mapletree Logistics Trust	488,500	728,313
		3,426,633
Spain — 1.0%
Cellnex Telecom SA	19,478	1,141,210
Sweden — 0.6%
Samhallsbyggnadsbolaget i Norden AB(1)	188,192	617,619
United Kingdom — 3.1%
Safestore Holdings plc	38,722	429,501

Segro plc	135,393	1,768,903
Taylor Wimpey plc(2)	603,877	1,208,783
		3,407,187
United States — 62.5%
Alexandria Real Estate Equities, Inc.	13,248	2,213,873
American Homes 4 Rent, Class A	41,656	1,259,261
Brixmor Property Group, Inc.	97,041	1,642,904
Cousins Properties, Inc.	30,850	973,009
Empire State Realty Trust, Inc., Class A	78,332	772,354
Equinix, Inc.	8,374	6,196,425
Equity Residential	45,296	2,792,045
Essential Properties Realty Trust, Inc.	46,184	961,551
Essex Property Trust, Inc.	9,902	2,372,618
Extra Space Storage, Inc.	16,045	1,825,761
Innovative Industrial Properties, Inc.	17,432	3,261,876
Invitation Homes, Inc.	94,549	2,787,305
JBG SMITH Properties	25,568	763,460
Kimco Realty Corp.	71,192	1,175,380
Life Storage, Inc.	34,536	2,817,447
National Retail Properties, Inc.	24,336	949,104
NETSTREIT Corp.	32,079	552,721
PennyMac Mortgage Investment Trust	62,626	1,080,298
PotlatchDeltic Corp.	56,667	2,706,416
Prologis, Inc.	67,340	6,949,488
QTS Realty Trust, Inc., Class A	29,690	1,932,819
Rexford Industrial Realty, Inc.	39,942	1,954,761
RLJ Lodging Trust	123,822	1,598,542
Ryman Hospitality Properties, Inc.	23,601	1,530,525
Simon Property Group, Inc.	28,431	2,642,093
SL Green Realty Corp.(1)	33	2,229
Sun Communities, Inc.	15,400	2,204,202
UDR, Inc.	83,873	3,224,917
Urban Edge Properties	69,213	954,447
Ventas, Inc.	75,791	3,491,691
VICI Properties, Inc.	96,574	2,441,391
Welltower, Inc.	47,106	2,854,624
		68,885,537
TOTAL COMMON STOCKS (Cost $91,736,224)		109,345,990
TEMPORARY CASH INVESTMENTS — 0.9%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.75%, 5/31/22 - 1/31/25, valued at $387,569), in a joint trading account at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $379,820)		379,819
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.875%, 11/15/46, valued at $645,713), at 0.03%, dated 1/29/21, due 2/1/21 (Delivery value $633,002)		633,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	561	561
TOTAL TEMPORARY CASH INVESTMENTS (Cost $1,013,380)		1,013,380
TEMPORARY CASH INVESTMENTS - SECURITIES LENDING COLLATERAL(3) — 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio (Cost $1,782,217)	1,782,217	1,782,217
TOTAL INVESTMENT SECURITIES — 101.7% (Cost $94,531,821)		112,141,587
OTHER ASSETS AND LIABILITIES — (1.7)%		(1,839,882)
TOTAL NET ASSETS — 100.0%		$110,301,705

SECTOR ALLOCATION
(as a % of net assets)
Industrial	21.4%
Residential	16.5%
Retail	11.7%
Data Centers	9.9%
Diversified	8.9%
Health Care	6.4%
Office	5.6%
Specialty	4.8%
Self Storage	4.7%
Lodging/Resorts	4.3%
Timber REITs	3.0%
Infrastructure REITs	1.0%
Home Financing	1.0%
Cash and Equivalents*	0.8%
*Includes temporary cash investments, temporary cash investments - securities lending collateral and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $2,011,645. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(2)Non-income producing.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $2,129,098, which includes securities collateral of $346,881.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Directors, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Common Stocks
Australia	—	7,445,662	—
Belgium	—	1,036,089	—
Canada	—	1,983,201	—
China	2,900,819	2,815,385	—
France	—	1,910,715	—
Germany	—	1,017,876	—
Hong Kong	—	3,388,415	—
India	—	550,381	—
Japan	—	8,819,261	—
Singapore	—	3,426,633	—
Spain	—	1,141,210	—
Sweden	—	617,619	—
United Kingdom	—	3,407,187	—
Other Countries	68,885,537	—	—
Temporary Cash Investments	561	1,012,819	—
Temporary Cash Investments - Securities Lending Collateral	1,782,217	—	—
	73,569,134	38,572,453	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.